Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Share capital		Share premium	Receipts for warrants	Capital reserve from transactions with controlling shareholder	Capital reserve on share-based payments	Foreign currency cumulative translation reserve	Accumulated deficit	Total
BALANCE at Dec. 31, 2019	$ 43		$ 20,594	$ 854	$ 53,993	$ 790	$ (975)	$ (75,857)	$ (558)
CHANGES DURING 2020:
Loss for the year								(9,481)	(9,481)
Currency translation differences							(64)		(64)
Comprehensive loss for the year							(64)	(9,481)	(9,545)
Issuance of shares and warrants, net (Note 14)	15		6,120	1,215					7,350
Exercise of options and warrants		[1]	740	(49)		(107)			584
Expiration of warrants			782	(782)
Conversion of convertible loans into shares	5		1,722	(62)					1,665
Benefit in respect of controlling shareholder’s loan					60				60
Share-based payment (Note 14C)						137			137
BALANCE at Dec. 31, 2020	63		29,958	1,176	54,053	820	(1,039)	(85,338)	(307)
CHANGES DURING 2020:
Loss for the year								(10,348)	(10,348)
Currency translation differences							(14)		(14)
Comprehensive loss for the year							(14)	(10,348)	(10,362)
Issuance of shares, net (Note 14)	16		15,661						15,677
Exercise of options		[1]	29			(9)			20
Benefit in respect of controlling shareholder’s loan					8				8
Share-based payment (Note 14C)						507			507
BALANCE at Dec. 31, 2021	79		45,648	1,176	54,061	1,318	(1,053)	(95,686)	5,543
CHANGES DURING 2020:
Loss for the year								(11,067)	(11,067)
Currency translation differences							(529)		(529)
Comprehensive loss for the year							(529)	(11,067)	(11,596)
Issuance of shares and warrants, net (Note 14)	9		6,509	656					7,174
Expiration of warrants			345	(345)
Share-based payment (Note 14C)						1,543			1,543
BALANCE at Dec. 31, 2022	$ 88		$ 52,502	$ 1,487	$ 54,061	$ 2,861	$ (1,582)	$ (106,753)	$ 2,664

[1]	Amounts less than USD 1 thousand.